Expense Example, No Redemption - Nuveen New Mexico Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 504
Expense Example, No Redemption, 3 Years	683
Expense Example, No Redemption, 5 Years	877
Expense Example, No Redemption, 10 Years	1,436
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,691
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965